SUBJECT TO COMPLETION, DATED SEPTEMBER 5, 2024

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

The 2023 ETF Series Trust

Prospectus | [-], 2024

Atlas America Fund

Ticker: [-]

Principal U.S. Listing Exchange: [    ]

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – Atlas America Fund

Investment Objective

The Atlas America Fund (the “Fund”) seeks stable returns across a variety of economic and financial market conditions consistent with the preservation of capital.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	[0.75]%
Distribution and service (12b-1) fees	0.00%
Other Expenses[1]	[-]%
Acquired Fund Fees and Expenses[1]	[-]%
Total Annual Fund Operating Expenses	[-]%

[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[-]	$[-]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. The Fund is new and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a portfolio of investments in the following asset classes: real estate investment trusts (“REITs”), investment grade fixed income securities including U.S. government securities, municipal securities, and corporate bonds, gold trusts, structured securities (also known as structured notes), equity securities of U.S. and non-U.S. companies, including common stocks, American Depository Receipts (“ADRs”), preferred stocks, and alternative strategies. The Fund may gain access to these asset classes by investing directly in such securities or indirectly through investments in ETFs or derivatives, including futures, options, swaps and forward contracts. Under normal circumstances, the Fund invests directly and indirectly (e.g., through REITs, bond ETFs, structured securities, and derivatives) at least 80% of its net assets, plus borrowings for investment purposes, in investments that are tied economically to the United States.

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In determining which investments to include in the Fund’s portfolio, Atlas Capital Team Inc., the Fund’s investment Adviser (“Atlas” or, the “Adviser”), employs a multi-step process, including:

(1) identifying the investments that best represent the asset classes noted above by filtering relevant market products, studying investment documentation, performing correlation analysis, evaluating tracking error and comparing fees. The investments selected are then evaluated for market capitalization and daily liquidity,

(2) utilizing systematic trading strategies (i.e., strategies that execute transactions based on pre-established rules). The Adviser selects such strategies by evaluating the thesis of the strategy, the strategy’s historical performance, and the strategy’s correlation with other components of the Fund’s portfolio as well as other broad market indices. Atlas then evaluates the most efficient way to access the investments included in such strategy,

(3) determining the then-current “State of the World,” using recent economic and financial data points and a proprietary Atlas classification system, and

(4) based on the then-current “State of the World,” allocating target weights to each component of the portfolio. In addition, when selecting REIT investments for the Fund, the Adviser utilizes a proprietary scoring system to identify and acquire the REITs with the highest climate resiliency score (lowest climate risk and vulnerability) at the time of purchase.

The Fund’s investment strategy expresses the theme of economic resiliency in a volatile global landscape characterized by soaring national debts, rising geopolitical tensions and changes in environmental patterns. It is driven by the belief that the United States and its North American allies continue to offer attractive investment opportunities in this geo-economic environment and embodies the timeless American principles of self-reliance, innovation and adaptation, prudent stewardship of resources, and resilience in the face of adversity. It is designed to be a conservative investment strategy rooted in core American values, offering investors balanced exposure to the bedrock elements of U.S. economic power: its land, its resources and its financial stability. The strategy also affords some limited flexibility to take advantage of opportunities not tied to the U.S. when the Adviser considers such investments to be in the interests of the Fund.

The Fund invests in a variety of assets and securities with the primary objective of producing stable returns across a variety of economic and financial market conditions consistent with the preservation of capital. The Adviser designs the Fund’s portfolio to attempt to produce moderate returns with low volatility over long periods of time. To this end, the Fund aims to have a low correlation with the broad equity markets such that the Fund’s performance will not fall as much as the broader equity markets during periods of decline, but also will not rise as high during periods of growth. When the Adviser believes it prudent to do so, the Fund may tactically shift its portfolio to investments that the Adviser believes will provide the most attractive yields.

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In selecting securities for the Fund, Atlas includes investments of any market capitalization. Atlas expects to change the composition of the Fund’s portfolio over time depending on economic signals, volatility, the “State of the World,” and other risk parameters.

The Fund may invest up to 20% of its assets in REITs that are not tied economically to the United States and in investment grade debt securities of sovereign and quasi-sovereign issuers, including issuers from the Gulf Region such as the Kingdom of Saudi Arabia, Kuwait, Qatar and United Arab Emirates. For this purpose, “sovereign” refers to a foreign government and “quasi-sovereign” refers to a foreign governmental agency, political sub-division or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a foreign government.

In addition, the Fund may invest up to 15% of its net assets directly in real estate or in private real estate funds (“Private Funds”). The real estate acquired by the Fund directly or indirectly, through the Private Funds, will be located in North America.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”) which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

At times, the Fund may have substantial exposure to a small number of ETFs, or a few structured products where the counterparties are all subject to the same industry fluctuations, turbulences and risks. The Fund may invest in securities of companies of any market capitalization in any weight. The factors Atlas considers, and investment methods Atlas uses, can change over time. Atlas does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, structured products, bond ETFs, gold trusts, and REITs, the Fund may invest in exchange-traded and over the counter (“OTC”) derivatives to achieve its investment objective. Derivatives may include futures contracts, options, forward contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may gain exposure to certain investments by investing in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In such case, the Adviser would also serve as the manager of the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to certain investments within the limits of current federal income tax laws applicable to investment companies such as the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

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Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

•	Market Risk – Equities. The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by Atlas and Atlas’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the value of an investment in the Fund.

•	REIT Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, U.S. REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code, and failing to maintain exemption from the registration requirements of the 1940 Act.

•	Gold Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

•	Municipal Securities Risk. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. The Fund may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s adviser than funds that invest in stock or other corporate investments.
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•	Corporate Debt Securities Risk. Corporate bonds are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

•	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

•	Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

o	Forward Contracts Risk. There are no limits on daily price fluctuations of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (i.e., the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).

o	Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the purchaser of a futures contract may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by a fund or its investment adviser, thus limiting the ability to implement the fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of a fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
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o	Options Risk. Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

o	Swap Agreement Risk. Swap agreements are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the U.S. Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.

•	Structured Securities Risk. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

•	Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the market, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

o	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from investments in certain investments, including commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case the Fund may fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives (including swaps), the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives (including swaps) may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives (including swaps) may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. In addition, certain commodity linked derivatives, such as swaps, are subject to special provisions under the Code whereby the gain or loss from such regulated futures contracts are 60% long term capital gain/loss and 40% short-term capital gain/loss. Because the Fund expects to make such investments in swaps through the Subsidiary to comply with qualifying income limitations discussed above, the income received by the Fund from the Subsidiary will be ordinary income or loss regardless of whether the Subsidiary invested in regulated futures contracts subject to the special tax treatment.
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•	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

•	Investment Company and Exchange-Traded Fund Risk. An investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the acquired investment companies or other pooled investment vehicles in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in investment companies or pooled investment vehicles.
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o	Treasury Inflation Protected Securities Risk (“TIPS”). The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

o	U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

•	Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

•	Issuer Risk. the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

•	Government Bond Risk. Investments in government bonds, including sovereign bonds and quasi-sovereign bonds, involve special risks not present in corporate bonds. The governmental authority or government entity that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of government bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of government bonds.

•	Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•	Credit Risk. Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of the Fund’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level and share price.
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•	Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

•	Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

•	Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

•	Large-Capitalization Company Risk. The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

•	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

•	Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

•	Foreign Sovereign Debt Risk. The Fund may invest in debt securities issued by non-U.S. governments. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Such an event impacting a security held by the Fund would likely have an adverse impact on the Fund’s returns. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source. This may cause the Fund, at times, to pay a premium to obtain such securities for its own portfolio.
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•	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•	Tax Risk. As a regulated investment company (“RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Internal Revenue Code. The income of the Fund from investments in certain trusts that provide exposure to gold and other commodities will be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests in trusts that provide exposure to gold and other commodities, the Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in trusts that provide exposure to gold and other commodities may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC.

•	Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•	Management and Operational Risk. The Fund runs the risk that Atlas’s investment techniques will fail to produce intended results. The Fund also runs the risk that Atlas’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in Atlas’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Short Selling Risk. Short selling involves selling securities, which may or may not be owned, and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to seek profits from declines in the prices of securities. A short sale creates the risk of a theoretically unlimited loss because the price of the underlying security could theoretically increase without limit and increase the cost of buying those securities to close the short position. There can be no assurance that the securities necessary to close a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter market and with respect to futures and other instruments. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though the Fund can generally secure a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing the Fund to purchase the security at the then-prevailing market price, which may be higher.
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•	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

•	Depositary Receipts Risk. The risks of investments in depositary receipts, such as ADRs, are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of, or may be less liquid than, their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

•	Geographic Focus Risk. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

o	Gulf Region. The economies of most countries in the Gulf Region are dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of these countries’ economies. The non-oil economies of certain Gulf Region countries, which tend to be concentrated in the service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The governments of certain Gulf Region countries may exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions, which could adversely affect the value of the Fund. Recent political instability and protests in the larger Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund. Further, countries in the Gulf Region are located in a part of the world that has historically been prone to natural disasters and are economically sensitive to environmental events. Any such event may adversely impact a Gulf Region country’s economy or business operations of companies in the country, causing an adverse impact on the value of the Fund.

•	ETF Risks. The Fund is an exchange-traded fund and, as a result of this structure, it is exposed to the following risks:
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o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on the [-] (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

•	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•	Real Estate Risk. Because the Fund may invest significantly in real-estate related investments, such as through REITs, private real estate investment funds, and directly in real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a fund that does not hold real-estate related investments. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.
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•	Private Fund Risk. The Fund’s investments in Private Funds require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Fund managed the Fund’s assets directly. The performance fees paid by certain Private Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Private Funds are subject to specific risks, depending on the nature of the vehicle, including the frequency and amount of redemptions paid to the Fund, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, a Private Fund can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. Shareholders of Private Funds are not entitled to the protections of the 1940 Act. For example, Private Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates. Private Funds may permit redemptions only quarterly (or less frequently) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Funds. If values are falling, the Fund may not be able to sell its Private Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

•	Valuation of Private Funds. Private Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional manager to determine the estimated value of the Fund’s investment therein. The valuation provided by an institutional manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. Further, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. Such discrepancies can result in shareholders experiencing a windfall or shortfall, or dilution of their interest in the Fund.
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Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. When available, updated performance information will be available on the Fund’s website at www.[-].com.

Investment Adviser

Atlas Capital Team Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Puneet Agarwal, Chief Investment Strategy Officer of the Adviser, has served as a portfolio manager of the Fund since its inception in [-].

Nouriel Roubini, Chief Economist of the Adviser, has served as a portfolio manager of the Fund since its inception in [-].

Carlo Zola, Chief Operating Officer of the Adviser, has served as a portfolio manager of the Fund since its inception in [-].

Purchase and Sale of Fund Shares

The Fund issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Individual Fund shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.[-].com.

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Tax Information

Distributions made by the Fund may be taxable as ordinary income, qualified dividend income, or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Principal Investment Strategies Information

The Fund seeks stable returns across a variety of economic and financial market conditions consistent with the preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval. The policy of the Fund to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that are tied economically to the United States may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.

The Fund may lend portfolio securities to certain creditworthy borrowers. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

In response to actual or perceived adverse market, economic, political, or other conditions, the Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If the Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

The Fund may gain exposure to certain investments by investing in the Subsidiary. In such case, the Adviser would also serve as the manager to the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to certain investments within the limits of current federal income tax laws applicable to investment companies such as the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. The Fund is the sole investor in the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

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Additional Principal Risk Information

The following section provides additional information regarding the principal risks of the Fund.

•	Market Risk – Equities. The Fund runs the risk that the market price of the equities in its portfolio will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as existing or anticipated adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, rising inflation (or expectations for rising inflation), or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Performance of cyclical equities can be significantly affected by, among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If the Fund purchases an equity for what Atlas believes is less than its fundamental fair (or intrinsic) value as assessed by Atlas and Atlas’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples.

•	REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

•	Gold Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, and changes in economic and/or political conditions, including regulatory developments. A change in economic conditions, such as a recession or economic downturn, may adversely affect the price of precious metals, such as gold, and have a negative impact on the usage and demand for gold, which may result in a loss for the Fund. In addition, a sudden shift in political conditions of the world’s leading gold producers may have a negative effect on the global pricing of gold. Further, an increase in the hedging of precious metals, such as gold, may also result in a decline in the price of gold. Each of these factors and events could have a significant negative impact on the Fund. None of these specific commodity factors can be controlled in managing the Fund. Even if current and correct information as to substantially all factors are known or thought to be known, prices still will not always react as predicted.
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•	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of an economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations.

•	Corporate Debt Securities Risk. Corporate bonds are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, equipment, machinery, accounts receivable, stocks, bonds or notes. An unsecured corporate bond is known as a debenture. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. Holders of corporate bonds, known as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
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•	New/Smaller Fund Risk. A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted. Further, when a fund’s size is small, the fund may experience low trading volumes and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If a fund were to be required to delist from the listing exchange, the value of the fund may rapidly decline and performance may be negatively impacted. There can be no assurance that the Fund will achieve an economically viable size. Any of the foregoing may result in the Fund being liquidated. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

•	Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

The Fund may invest in, or enter into, derivatives such as forward contacts, options, futures contracts, options, and swap agreements. The Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Fund’s positions in or exposure to securities, currencies or other instruments, to equitize cash positions in the Fund’s portfolio, or to enhance the Fund’s return. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Successful use of derivatives also is subject to the ability of the Adviser to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives.

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o	Forward Contracts Risk. The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. A few of the risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

o	Futures Contracts Risk. The use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

o	Options Risk. Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
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o	Swap Agreement Risk. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with a fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, a fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a fund could suffer significant losses on these contracts and the value of an investor’s investment in the fund may decline. OTC swaps may be less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

•	Structured Securities Risk. Structured notes and other related instruments, including indexed securities, are derivative debt instruments, the interest rate or principal of which is determined by an unrelated underlying instrument (for example, a currency, security, commodity or index thereof). Structured instruments are generally privately negotiated debt obligations issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the underlying instrument while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the underlying instrument or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the underlying instrument may cause the interest rate to be reduced to zero, and any further declines in the underlying instrument may then reduce the principal amount payable on maturity. Finally, these securities may have lower liquidity than other types of securities and may be more volatile than their underlying instruments. Subordinated “structured” notes, which are subordinated to the right of payment of another class of the structured note, typically have higher yields and present greater risks than unsubordinated “structured” notes.
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•	Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative investment is typically based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

o	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The income of the Fund from certain commodity-linked derivatives (including swaps) may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives (including swaps), the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives (including swaps) may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives (including swaps) may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. In addition, certain commodity linked derivatives, such as swaps, are subject to special provisions under the Code whereby the gain or loss from such regulated futures contracts are 60% long term capital gain/loss and 40% short-term capital gain/loss. Because the Fund expects to make such investments in swaps through the Subsidiary to comply with qualifying income limitations discussed above, the income received by the Fund from the Subsidiary will be ordinary income or loss regardless of whether the Subsidiary invested in regulated futures contracts subject to the special tax treatment.
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•	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. These circumstances may be more likely to occur with respect to swaps than with respect to futures on more traditional assets.

In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, the Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if the Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, the Fund may also be similarly impacted.

•	Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer, or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
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•	Government Bond Risk. Investments in government bonds, including sovereign bonds and quasi-sovereign bonds, involve special risks not present in corporate bonds. The governmental authority or government entity that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of government bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. A government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy toward international lenders, and the political constraints to which a government debtor may be subject. During periods of economic uncertainty, the market prices of government bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of government bonds.

•	Interest Rate Risk. The value of debt securities held by the Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of a debt security, the greater the debt security’s price sensitivity is to changes in interest rates. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. An increase in interest rates could also cause principal payments on a debt security to be repaid at a slower rate than expected. This risk is particularly prevalent for a callable debt security where an increase in interest rates could cause the issuer of that security to not redeem the security as anticipated on the call date, effectively lengthening the security’s expected maturity, in turn making that security more vulnerable to interest rate risk and reducing its market value. When interest rates fall, the Fund may be required to reinvest the proceeds from the sale, redemption or early prepayment of a debt security at a lower interest rate.

•	Credit Risk. An issuer or other obligated party of a debt security held by the Fund may be unable or unwilling to make dividend, interest and/or principal payments when due, and the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. Debt securities are subject to varying degrees of credit risk which are often reflected in credit ratings. The credit rating of a debt security may be lowered if the issuer or other obligated party suffers adverse changes to its financial condition. These adverse changes may lead to greater volatility in the price of the debt security and affect the security’s liquidity. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. To the extent that the Fund holds debt securities that are secured or guaranteed by financial institutions, changes in credit quality of such financial institutions could cause values of the debt security to deviate.
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•	Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of debt securities may be adversely affected when bond calls are slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

•	Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as the Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

•	Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- and mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. Also, there is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
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•	Large-Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

•	Non-Diversification Risk. As a non-diversified investment company under the 1940 Act, the Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

•	Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Fund’s investments in illiquid securities may reduce the return of that Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

•	Foreign Sovereign Debt Risk. The Fund’s investments in sovereign debt, which includes securities issued or guaranteed by a foreign sovereign government, present risks not associated with investments in other types of bonds. The issuer that controls the repayment of the debt may be unable or unwilling to repay principal or interest payments when due, and the Fund may have limited recourse against the issuer or the guarantor in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. bonds. In the past, governments of certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, refused to honor their payment obligations on their sovereign debt, and restructured their indebtedness. The restructuring of sovereign debt may involve obtaining additional credit to finance outstanding obligations and the reduction or rescheduling of payments of interest and principal. As a holder of such sovereign debt, the Fund may be asked to participate in the restructuring of such indebtedness. There can be no assurance that such restructurings will result in the full repayment of the issuer’s debt.

•	Foreign Securities Risk. Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates. However, the Adviser does not believe that currency fluctuation, over the long term significantly affects portfolio performance of a group of broadly diversified companies representing a number of currencies and countries. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the value of an investment in the Fund.
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Before investing in the Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Investments in foreign securities may also be adversely affected by sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/ or other governments. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries. During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences than more diversified portfolios.

•	Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Internal Revenue Code. The income of the Fund from investments in certain ETFs that provide exposure to gold and other commodities will be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests in ETFs that provide exposure to gold and other commodities, the Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in ETFs that provide exposure to gold and other commodities may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could diminish the returns of Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.
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•	Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014 and early 2020 and substantial increase in 2022) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

A default by the U.S. government (as has been threatened over the years) or a shutdown of U.S. government services (including in response to political events) could adversely affect the U.S. economy, reduce the value of many Fund investments, and disrupt the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over credit worthiness of the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, other government restrictions (or the threat of such restrictions) have led, and in the future may lead, to greater short-term market volatility and have had, and in the future may have, adverse long-term effects on U.S. and world economies and markets generally or on specific sectors, industries, and countries. Events such as these and their impact on the Fund are impossible to predict.

In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Natural disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of COVID-19 in late 2019), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) subject the Fund to heightened risk and can adversely affect the market price of the Fund’s investments.

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An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund’s being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be required to fair value its investments and/or may incur substantial trading losses.

•	Management and Operational Risk. The Fund is subject to management risk because, in relying on Atlas to achieve its investment objective, it runs the risk that Atlas’s investment techniques will fail to produce intended results and cause the Fund to incur significant losses.

The Fund also runs the risk that Atlas’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

There can be no assurance that key Atlas personnel will continue to be employed by Atlas. The loss of their services could have an adverse effect on Atlas’s ability to achieve the Fund’s investment objective.

The Fund also is subject to operational risks resulting from other services provided by Atlas and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other operational services. Examples of operational risks include the risk of loss caused by inadequate procedures and controls, human error and system failures by a service provider that result in trading delays or errors that prevent the Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund on a timely basis. Atlas is not contractually liable to the Fund for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have contractual limitations on their liability to the Fund for losses resulting from their errors.

The Fund and its service providers (including Atlas), Authorized Participants and market makers are susceptible to cyberattacks and to technological malfunctions that have effects similar to those of a cyberattack. Additionally, outside parties may attempt to fraudulently induce employees of the Fund’s service providers (including Atlas) to disclose sensitive information in order to gain access to the Fund’s electronic infrastructure. Cyberattacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services, releasing confidential information without authorization and disrupting operations. Successful cyberattacks against, or security breakdowns of, the Fund, Atlas, an Authorized Participant, a market maker, a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyberattacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release or misappropriation of confidential shareholder or Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Fund’s service providers regularly experience cyberattacks and expect they will continue to do so. In addition, cyberattacks involving a counterparty to the Fund could affect such a counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. While Atlas has established business continuity plans and systems designed to prevent, detect and respond to cyberattacks, those plans and systems have inherent limitations.

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•	Short Selling Risk. A short sale by the Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Fund pays interest to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). Short selling involves risk. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom the Fund has borrowed securities may go bankrupt and the Fund may lose the collateral it has deposited with the lender. The Fund will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.

•	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. In addition, in certain circumstances, an issuer of preferred stock may redeem the securities prior to a specified date, which may negatively impact the return of the security.

•	Investment Company and Exchange-Traded Fund Risk. To the extent the Fund invests in other investment companies or other pooled investment vehicles, it is subject to the risks associated with the investments of such investment company or pooled investment vehicle, including the possibility that the value of the instruments held by an investment company or pooled investment vehicle could decrease. These risks may include certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each investment company’s or pooled investment vehicle’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the investment companies or pooled investment vehicles in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in investment companies or pooled investment vehicles. The Fund may purchase investment companies or pooled investment vehicles at prices that exceed the net asset value of their underlying investments and may sell its investment in an investment company or pooled investment vehicle at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells investment companies and pooled investment vehicles.

o	Treasury Inflation Protected Securities Risk. The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. However, repayment of the face value upon maturity is guaranteed by the U.S. government, even during periods of deflation that cause the principal value of TIPS to decline. Nevertheless, if an underlying fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, an underlying fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an underlying fund holds a TIPS, the underlying fund may earn less on the security than on a conventional bond.
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o	U.S. Government Securities Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (ADRs), may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary receipts into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipt. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•	Geographic Focus Risk. The performance of the Fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

o	Gulf Region. The economies of most countries in the Gulf Region are dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of these countries’ economies. The non-oil economies of certain Gulf Region countries, which tend to be concentrated in the service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The governments of certain Gulf Region countries may exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions, which could adversely affect the value of the Fund. Recent political instability and protests in the larger Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund. Further, countries in the Gulf Region are located in a part of the world that has historically been prone to natural disasters and are economically sensitive to environmental events. Any such event may adversely impact a Gulf Region country’s economy or business operations of companies in the country, causing an adverse impact on the value of the Fund.
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•	ETF Risks. The Fund is an exchange-traded Fund and, as a result of this structure, it is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the Fund’s shares may be halted by the Exchange because of market conditions or for other reasons. In addition, trading in the Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.
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Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate significantly from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund’s shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares of the Fund can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV.

As with all ETFs, the Fund’s shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

•	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•	Real Estate Risk. Because the Fund may invest significantly in real-estate related investments, such as through REITs, private real estate investment funds, and directly in real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a fund that does not hold real-estate related investments. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally. To the extent that a significant portion of the Fund is invested directly or indirectly in real estate located in a particular geographic region or in a particular property type, the Fund is subject to greater risks of adverse developments specific to that geographic region or property type.
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•	Private Fund Risk. The Fund’s investments in Private Funds require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Fund managed the Fund’s assets directly. The performance fees paid by certain Private Funds potentially create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Private Funds are subject to specific risks, depending on the nature of the vehicle, including the frequency and amount of redemptions paid to the Fund, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. With respect to the frequency and amounts of redemptions paid to the Fund, there is no guarantee that the Fund will be paid all or any of the redemption amount at the time requested. Further, a Private Fund can suspend redemptions or pay a pro-rata portion of redemption requests if the general partner or its respective board deems it in the best interest of its shareholders. Shareholders of Private Funds are not entitled to the protections of the 1940 Act. For example, Private Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates. Private Funds may permit redemptions only quarterly (or less frequently) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Private Funds. If values are falling, the Fund may not be able to sell its Private Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

•	Valuation of Private Funds. Private Funds are not publicly traded. Accordingly, the Adviser may consider information provided by the institutional manager to determine the estimated value of the Fund’s investment therein. The valuation provided by an institutional manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party, if a secondary market for such investment existed. For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such information, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. Further, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. Such discrepancies can result in shareholders experiencing a windfall or shortfall, or dilution of their interest in the Fund.
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Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (the “SAI”). In addition, the identities and quantities of the securities held by the Fund are disclosed on the Fund’s website, at www.[-].com.

Fund Management

Investment Adviser

Atlas Capital Team, Inc. is a corporation formed under the laws of Delaware. Atlas’s principal offices are located at 6 East 1st Street, Suite 5A, New York, NY 10003. The Adviser was formed on October 15, 2020, and provides various investment advisory services, including to pooled investment vehicles.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, providing an investment program for the Fund, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of [0.75]% of the average daily net assets of the Fund.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee; interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; fees and expense related to the provision of securities lending services; acquired fund fees and expenses; accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as determined by the Board); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Management of the Subsidiary

The Adviser may serve as the manager and have overall responsibility for the general management and administration of a Subsidiary, pursuant to a separate agreement between the Adviser and the Subsidiary. Under the agreement, the Adviser will provide the Subsidiary with the same type of management, under essentially the same terms, as it provides the Fund and the Subsidiary will pay the Adviser a management fee. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting services with the same service providers that provide those services to the Fund.

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The Fund complies with applicable requirements of the 1940 Act relating to investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary, and the Subsidiary will comply with applicable requirements of the 1940 Act relating to affiliated transactions and custody of assets.

Portfolio Managers

Puneet Agarwal, Nouriel Roubini, and Carlo Zola, are primarily responsible for the day-to-day management of the Fund.

Puneet Agarwal is Chief Investment Strategy Officer of the Adviser. He has also been the Chief Investment Strategy Officer for an affiliate of the Adviser since June 2022. Prior to joining Atlas in June 2022, Mr. Agarwal was at Goldman Sachs for fourteen years as Managing Director and Head of Corporate Derivative Analytics in the Investment Banking Division, and also held a leadership position in the Investment Banking Engineering organization. Prior to joining Goldman Sachs, Mr. Agarwal was at Lehman Brothers where he was a currency options trader responsible for trading correlation products in Emerging Market currencies. Mr. Agarwal received an MBA from the University of Chicago (2004) and prior to that, he completed his Engineering from the University of Pune (1997).

Nouriel Roubini is Chief Economist for the Adviser, which he joined in February 2021. Mr. Roubini is also CEO of Roubini Macro Associates LLC, a global macroeconomic consultancy firm in New York and Co-Founder of Rosa & Roubini Associates. He served as a professor of economics at NYU’s Stern School of Business from 1995 to 2021, and prior to this served on the faculty of Yale University’s economics department. He Co-Founded Roubini Global Economics from 2005 to 2016 – a firm whose website was named one of the best economics web resources by Forbes, the Wall Street Journal, and the Economist. From 1998 to 2000, he served as the White House’s senior economist for international affairs at the Council of Economic Advisors and later as senior advisor to the U.S. Treasury Department’s undersecretary for international affairs. Dr. Roubini received an undergraduate degree at Bocconi University in Milan, and a doctorate in economics at Harvard University.

Carlo Zola is Chief Operating Officer and Head of Real Estate of the Adviser. Mr. Zola joined the Adviser in February, 2021. He has been involved with an affiliate of the Adviser since early 2020 and joined the company full time as Portfolio Manager in January 2021. Mr. Zola holds a BA in Economics from Bocconi University in Milan, Italy, where he graduated Summa cum Laude in 2002 and a Master’s degree in management from CEMS, the Community of European Management Schools which he attended at ESADE in Barcelona, Spain. Mr. Zola started his professional career in 2002 as a research analyst at Intermonte SIM in Milan. In 2004, Mr. Zola started working at Capital Group, where he held positions investing through different mandates. Over 14 years at Capital Group, Mr. Zola successfully managed assets with responsibilities in global and income mandates as well as more focused mandates in Media, Metals and Mining, Chemicals and Real Estate (REITs). An early investor in crypto currencies, Mr. Zola left Capital Group in 2018 and has been a founding partner at Percival Services from 2018 to 2021. Percival Services is an investment firm based in Puerto Rico focused on early stage blockchain investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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Buying and Selling Fund Shares

Shares of the Fund are listed for trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of the Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Asset Value

NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time).

When determining NAV, the value of the Fund’s portfolio investments is determined pursuant to the Trust’s valuation policy and the Adviser’s fair valuation policy and procedures. In general, the value of the Fund’s portfolio investments is based on market prices of securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee with responsibility for fair valuation subject to oversight by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, pursuant to the Trust’s valuation policy, the investment will be fair valued by the Adviser. An investment may be fair valued in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures employed by the Fund. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every day the Fund is open for business. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments.

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Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to Authorized Participants, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of shares of the Fund by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Name Policy

To comply with SEC rules regarding the use of descriptive words in a fund’s name, the Fund has adopted a policy (which applies at the time of the Fund’s investment, unless stated otherwise) of investing at least 80% of the value of its net assets plus the amount of any borrowings made for investment purposes in companies tied economically to the United States (the “Name Policy”). When used in connection with the Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. For the purposes of this Prospectus, an investment is “tied economically” to the United States if, at the time of purchase, it is (i) in an issuer that is organized under the laws of the U.S. or a U.S. state or territory or in an issuer that maintains its principal place of business in the U.S.; (ii) traded principally in the U.S.; or (iii) in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S. The Fund may invest directly in securities of companies in the U.S. or indirectly, for example, by purchasing securities of another fund or investing in derivatives or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to the U.S. Atlas relies on publicly available information and third-party data to monitor compliance with the Name Policy.

When investing in another investment company, the Fund will consider whether such investment company has an 80% policy to invest in the United States for purposes of determining whether to treat an investment therein toward the Fund’s 80% policy or, if the investment company does not have such an 80% policy, the Fund will consider the underlying investment company’s portfolio holdings for purposes of determining how to treat an investment therein toward the Fund’s 80% policy.

The Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice.

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Plan of Distribution

The Trust has adopted a Plan of Distribution in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. No payments pursuant to the Plan of Distribution will be made during the twelve (12) month period from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Because these fees, if imposed, would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends, Distributions and Taxes

Fund Distributions

The Fund pays out dividends from its net investment income, if any, annually and distributes its net realized capital gains, if any, to investors at least annually. The Fund is permitted to declare and pay dividends of its net investment income and net capital gains, if any, more frequently.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of the Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in the Fund. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. An investment in the Fund may have other tax implications. Please consult a tax advisor about the applicable federal, state, local, foreign or other tax laws. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Tax Status of the Fund. The Fund intends to elect and to qualify for the special tax treatment afforded a regulated investment company (“RIC”) under the Code. From a U.S. federal income tax perspective, the Fund is treated as a separate corporation within the Trust. If the Fund meets certain minimum distribution requirements, as a RIC it is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements, it would result in Fund-level taxation if certain relief provisions were not available, and consequently a reduction in income available for distribution to shareholders. Unless you are a tax-exempt entity or your investment in the Fund’s shares is made through a tax-advantaged arrangement (such as a 401(k) plan or individual retirement account) retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares and you purchase or redeem Creation Units (Authorized Participants only).

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Taxes on Distributions. In general, distributions are subject to federal income tax when they are paid, whether the distributions are taken in cash or reinvested in the Fund. The income dividends and short-term capital gains distributions received from the Fund will be taxed as either ordinary income or qualified dividend income. Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income. Subject to certain limitations, dividends that are reported by the Fund as qualified dividend income are taxable to non-corporate shareholders at rates applicable to capital gains, provided certain requirements are met. Any distributions of the Fund’s net capital gains are taxable as long-term capital gain regardless of how long Fund shares have been owned by an investor. Long-term capital gains are generally taxed to non-corporate shareholders at rates applicable to capital gains.

The Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. The Fund’s net capital loss carryforwards do not expire. The Fund must apply such carryforwards first against gains of the same character. Generally, the Fund may not carry forward any losses other than net capital losses (i.e., ordinary losses). The Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of the investor’ basis in the Fund’s shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend. These holding period requirements will also apply to investor ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged. It is expected that dividends received by the Fund from a REIT and distributed from the Fund to a shareholder generally will not be treated as qualified dividend income. Additionally, income derived in connection with the Fund’s securities lending activities will not be treated as qualified dividend income.

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U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of Fund shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategies may significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.

If an investor lends Fund shares pursuant to securities lending arrangements, the investor may lose the ability to treat Fund dividends (paid while the Fund shares are held by the borrower) as qualified dividend income. Please consult a financial intermediary or tax advisor to discuss the particular circumstances.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January, but declared by the Fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to an investor in the calendar year in which they were declared.

A distribution will reduce the Fund’s net asset value per Fund share and may be taxable to a shareholder as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions. This annual shareholder tax reporting information will be issued shortly after the close of each calendar year.

Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to wash sales, hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Income Taxes.   Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the Fund at the close of its taxable year consist of certain foreign stocks or securities, the Fund may elect to “pass through” to shareholders certain foreign income taxes (including withholding taxes) paid by the Fund. If the Fund makes such an election, the shareholder will be considered to have received as an additional dividend the shareholder’s share of such foreign taxes, but the shareholder may be entitled to either a corresponding tax deduction in calculating the shareholder’s taxable income, or, subject to certain limitations, a credit in calculating the shareholder’s federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be reduced and/or any foreign tax credits passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced by an amount equal to all or a portion of such refund.

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Taxation of REIT Investments. The Fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Pursuant to Treasury regulations, distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues its annual shareholder tax reporting information. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your annual shareholder tax reporting information. When such reclassification is necessary, the Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued annual shareholder tax reporting information, in completing your tax returns.

Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will generally be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

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Taxes on Share Sales. Each sale of shares of the Fund will generally be a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term capital gain or loss if Fund shares have been held for more than one year and as short-term capital gain or loss if Fund shares have been held for one year or less, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of such shares. The ability to deduct capital losses may be limited.

Taxes on Creations and Redemptions of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

When creating or redeeming Creation Units, a confirmation statement will be sent showing the number of Fund shares purchased or sold with the applicable share price.

If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units. The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of the securities on the date of deposit. The trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

If the Fund redeems Creation Units in cash in addition to, or in place of, the delivery of a basket of securities, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

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Taxation of the Subsidiary. There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the Subsidiary will be received free of all Cayman Islands taxes. The Subsidiary will be registered as an “exempted company” pursuant to the Companies Law (as amended). The Subsidiary has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Subsidiary, or to the shareholders thereof, in respect of any such property or income.

Certain Tax-Exempt Investors. The Fund, if investing in certain limited real estate investments, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in the Fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors. Certain tax-exempt educational institutions will be subject to excise taxes on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Investments in Certain Foreign Corporations. The Fund may invest in foreign entities classified as passive foreign investment companies or “PFICs” or controlled foreign corporations or “CFCs” under the Code. PFIC and CFC investments are subject to complex rules that may under certain circumstances adversely affect the Fund. Accordingly, investors should consult their own tax advisors and carefully consider the tax consequences of PFIC and CFC investments by the Fund before making an investment in the Fund. Fund dividends attributable to dividends received from PFICs generally will not be treated as qualified dividend income. Additional information pertaining to the potential tax consequences to the Fund, and to the shareholders, from the Fund’s potential investment in PFICs and CFCs can be found in the SAI.

Non-U.S. Investors. Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax (other than distributions reported by the Fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, the Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest, and the Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of Fund shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

Pursuant to the Foreign Account Tax Compliance Act, unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining U.S. tax documentation that is in good order.

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Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number (including via Form W-9) or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining U.S. tax documentation that is in good order.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886 (note that other types of shareholders are subject to different thresholds). Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. The Fund may be subject to tax in certain states where the Fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

For example, most states permit investment companies, such as the Fund, to “pass through”   to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as the Fund meets all applicable state requirements. The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Certain Non-U.S. Tax Issues Relating to the United Kingdom. As described under “Fund Management”, Atlas has entered into a personnel sharing arrangement with Atlas UK for the purpose of providing investment management and other services, particularly with respect to the Fund. Provided the Fund is not considered to maintain a branch, agency or permanent establishment for United Kingdom taxation purposes, the Fund should not be subject to United Kingdom taxation. Atlas believes that the Fund’s activities are conducted in a manner that should not create a branch, agency or permanent establishment for the Fund or shareholders that are not otherwise subject to United Kingdom taxation. Shareholders of the Fund bear the risk that income or gains realized by the Fund will be subject to United Kingdom taxation.

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Additional Information

Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Fund, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust. However, if the Fund were to invest in securities of other investment companies beyond the limits set forth in Rule 12d1-4, other registered investment companies would not be permitted to rely on that rule to invest in the Fund in excess of the Section 12(d)(1)(A) limits.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares of the Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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Premium/Discount Information

The Fund is new and therefore does not have any information regarding how often its shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV. This information will be available, however, at www.[-].com after the Fund’s shares have traded on the Exchange for a full calendar quarter.

Financial Highlights

Because the Fund has not commenced operations prior to the date of this prospectus, financial highlights information is not available.

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Atlas America Fund

More information on the Fund is available free upon request, including the following:

Annual/Semiannual Report

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies. The SAI is incorporated by reference (and is legally considered part of this prospectus).

Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

How to Request the SAI, the Fund’s latest Annual and Semi-Annual Report, the Fund’s financial statements, and Other Information about the Fund, and to make Shareholder Inquiries:

By telephone (toll-free). Call [-]

By mail.

The 2023 ETF Series Trust

c/o Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

On the Internet. Certain Fund documents can be viewed online or downloaded from:

Free of charge from the SEC’s EDGAR database at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Free of charge from the Fund’s website at www.[-].com.

Investment Company Act file number: 811-2388

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